INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE BENEFIT

The income tax provision consists of the following components:

	For the years ended December 31,
	2022	2023	2024	2024
	SGD’000	SGD’000	SGD’000	USD’000
Income tax:
Current year	289	99	150	110
Under provision of prior years	-	20	-	-
Current Income Tax Expense Benefit	289	119	150	110
Deferred tax:
Current year	(61)	(47)	100	73
Under provision of prior years	7	39	-	-
Deferred Income Tax Expense Benefit	(54)	(8)	100	73
Income Tax Expense (Benefit)	235	111	250	183

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the years ended December 31,
	2022	2023	2024	2024
	SGD’000	SGD’000	SGD’000	USD’000
Income before tax expenses:	1,427	630	282	208

Tax at the domestic income tax rate	243	107	48	35
Tax effect of expenses that are not deductible in determining taxable profit	27	39	605	443
Under provision in prior years	7	12	-	-
Tax effect of non-taxable incomes	(42)	(47)	(403)	(295)
Income Tax Expense (Benefit)	235	111	250	183